FINANCIAL INSTRUMENTS (Details-Fair Value Measurement) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Bills receivables	$ 1,268	¥ 9,200	¥ 8,500
Derivative financial liabilities	132	958	824
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Bills receivables
Derivative financial liabilities
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Bills receivables	1,268	9,200	8,500
Derivative financial liabilities	132	958	824
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Bills receivables
Derivative financial liabilities